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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-21593

Kayne Anderson MLP Investment Company
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

Michael O'Neil

KA Fund Advisors, LLC

1800 Avenue of the Stars, Third Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 282-7905

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kayne Anderson MLP Investment Company

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy, Chairman and Chief Executive Officer

Date	July 25, 2018

*	Print the name and title of each signing officer under his or her signature.

Kayne Anderson MLP Investment Company

Proxy Voting Record

July 1, 2017 - June 30, 2018

Issuer	Symbol	CUSIP	Meeting Date		Matter:	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt
HOEGH LNG PARTNERS LP	HMLP	Y3262R100	9/15/2017	1	TO ELECT:	I	YES	FOR	FOR
DAVID SPIVAK AS A CLASS III DIRECTOR OF HOEGH LNG PARTNERS LP, WHOSE TERM WILL EXPIRE AT THE 2021 ANNUAL MEETING OF LIMITED PARTNERS.

WESTERN GAS PARTNERS, LP	WES	958254104	10/17/2017	1	TO APPROVE:	I	YES	FOR	FOR
THE WESTERN GAS PARTNERS, LP 2017 LONG-TERM INCENTIVE PLAN (THE LTIP PROPOSAL)

				2	TO APPROVE:	I	YES	FOR	FOR
THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE LTIP PROPOSAL

GOLAR LNG PARTNERS LP	GLMP	Y2745C102	9/27/2017	1	TO ELECT:	I	YES	FOR	FOR
CARL STEEN AS A CLASS II DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2020 ANNUAL MEETING OF LIMITED PARTNERS.

DYNAGAS LNG PARTNERS LP	DLNG	Y2188B108	12/07/17	1	TO ELECT:	I	YES	FOR	FOR
LEVON DEDEGIAN AS A CLASS III DIRECTOR TO SERVE FOR A THREE-YEAR TERM UNTIL THE 2020 ANNUAL MEETING OF LIMITED PARTNERS

				2	TO APPROVE:	I	YES	FOR	FOR
THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A. AS THE PARTNERSHIP'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017

ARC LOGISTICS PARTNERS LP	ARCX	03879N101	12/18/2017	1	APPROVE:	I	YES	FOR	FOR
THE PURCHASE AGREEMENT AND PLAN OF MERGER DATED AS OF AUGUST 29, 2017, BY AND AMONG ZENITH ENERGY U.S., L.P., ZENITH ENERGY U.S. GP, LLC, ZENITH ENERGY U.S. LOGISTICS HOLDINGS, LLC, ZENITH ENERGY U.S. LOGISTICS, LLC, ARC LOGISTICS PARTNERS LP, ARC LOGISTICS GP LLC, LIGHTFOOT CAPITAL PARTNERS, LP AND ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	4/26/2018	1	DIRECTOR:	I	YES	FOR	FOR
ROBERT G. CROYLE
STACY P. METHVIN
BARRY R. PEARL

				2	ADVISORY RESOLUTION TO APPROVE:	I	YES	FOR	FOR
EXECUTIVE COMPENSATION

				3	RATIFICATION OF:	I	YES	FOR	FOR
APPOINTMENT OF INDEPENDENT AUDITOR

KINDER MORGAN, INC.	KMI	49456B101	5/9/2018	1a	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
RICHARD D. KINDER

				1b	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
STEVEN J. KEAN

				1c	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
KIMBERLY A. DANG

				1d	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
TED A. GARDNER

				1e	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
ANTHONY W. HALL, JR.

				1f	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
GARY L. HULTQUIST

				1g	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
RONALD L. KUEHN, JR.

				1h	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
DEBORAH A. MACDONALD

				1i	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MICHAEL C. MORGAN

				1j	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
ARTHUR C. REICHSTETTER

				1k	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
FAYEZ SAROFIM

				1l	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
C. PARK SHAPER

				1m	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
WILLIAM A. SMITH

				1n	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JOEL V. STAFF

				1o	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
ROBER F. VAGT

				1p	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PERRY M. WAUGHTAL

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2018

				3	APPROVAL, ON AN ADVISORY BASIS, OF:	I	YES	FOR	FOR
THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE PROXY STATEMENT

				4	FREQUENCY WITH:	I	YES	3 YEARS	FOR
WHICH WE WILL HOLD AN ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS

				5	STAKEHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A REPORT ON METHANE EMISSIONS

				6	STAKEHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO AN ANNUAL SUSTAINABILITY REPORT

				7	STAKEHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO AN ASSESSMENT OF THE LONG-TERM PORTFOLIO IMPACTS OF SCENARIOS CONSISTENT WITH GLOBAL CLIMATE CHANGE POLICIES

PLAINS ALL AMERICAN PIPELINE, L.P.	PAA	726503105	5/15/18	1	DIRECTOR:	I	YES	FOR	FOR
BOBBY S. SHACKOULS
CHRISTOPHER M. TEMPLE

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2018.

				3	THE APPROVAL:	I	YES	FOR	FOR
ON A NON-BINDING ADVISORY BASIS, OF OUR NAMED EXECUTIVE OFFICER COMPENSATION.

				4	NON-BINDING ADVISORY VOTE:	I	YES	1 YEAR	FOR
ON THE FREQUENCY WITH WHICH FUTURE ADVISORY VOTES TO APPROVE OUR NAMED EXECUTIVE OFFICER COMPENSATION SHOULD BE HELD.

ONEOK, INC.	OKE	682680103	5/23/18	1A	ELECTION OF:	I	YES	FOR	FOR
BRIAN L. DERKSEN

				1B	ELECTION OF:	I	YES	FOR	FOR
JULIE H. EDWARDS

				1C	ELECTION OF:	I	YES	FOR	FOR
JOHN W. GIBSON

				1D	ELECTION OF:	I	YES	FOR	FOR
RANDALL J. LARSON

				1E	ELECTION OF:	I	YES	FOR	FOR
STEVEN J. MALCOLM

				1F	ELECTION OF:	I	YES	FOR	FOR
JIM W. MOGG

				1G	ELECTION OF:	I	YES	FOR	FOR
PATTYE L. MOORE

				1H	ELECTION OF:	I	YES	FOR	FOR
GARY D. PARKER

				1I	ELECTION OF:	I	YES	FOR	FOR
EDUARDO A. RODRIGUEZ

				1J	ELECTION OF:	I	YES	FOR	FOR
TERRY K. SPENCER

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ONEOK, INC. FOR THE YEAR ENDING DECEMBER 31, 2018.

				3	APPROVE:	I	YES	FOR	FOR
THE ONEOK, INC. EQUITY INCENTIVE PLAN.

				4	AN ADVISORY VOTE TO:	I	YES	FOR	FOR
APPROVE ONEOK, INC.'S EXECUTIVE COMPENSATION.

TARGA RESOURCES CORP.	TRGP	87612G101	5/24/18	1.1	ELECTION OF:	I	YES	FOR	FOR
ROBERT B. EVANS

				1.2	ELECTION OF:	I	YES	FOR	FOR
JOE BOB PERKINS

				1.3	ELECTION OF:	I	YES	FOR	FOR
ERSHEL C. REDD JR

				2	RATIFICATION OF:	I	YES	FOR	FOR
SELECTION OF INDEPENDENT ACCOUNTANTS

				3	ADVISORY VOTE TO:	I	YES	FOR	FOR
APPROVE EXECUTIVE COMPENSATION

TALLGRASS ENERGY PARTNERS, LP	TEP	874697105	6/26/18	1	THE APPROVAL AND ADOPTION OF:	I	YES	FOR	FOR
THE AGREEMENT AND PLAN OF MERGER DATED AS OF MARCH 26, 2018 BY AND AMONG TALLGRASS ENERGY GP, LP, TALLGRASS EQUITY, LLC, RAZOR MERGER SUB, LLC, TALLGRASS ENERGY PARTNERS, LP AND TALLGRASS MLP GP, LLC, AS IT MAY BE AMENDED FROM TIME TO TIME, AND THE TRANSACTIONS CONTEMPLATED THEREBY.

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/5/18	1	DIRECTOR:	I	YES	FOR	FOR
PIETER BAKKER
BARBARA M. BAUMANN
MARK C. MCKINLEY

				2	AMENDMENT OF:	I	YES	FOR	FOR
PARTNERSHIP AGREEMENT TO REMOVE PROVISIONS THAT PREVENT GENERAL PARTNER FROM CAUSING BUCKEYE PARTNERS, L.P. TO ISSUE ANY CLASS OR SERIES OF LIMITED PARTNERSHIP INTERESTS HAVING PREFERENCES OR OTHER SPECIAL OR SENIOR RIGHTS OVER THE LP UNITS WITHOUT THE PRIOR APPROVAL OF UNITHOLDERS HOLDING AN AGGREGATE OF AT LEAST TWO-THIRDS OF THE OUTSTANDING LP UNITS.

				3	THE RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2018.

				4	THE APPROVAL:	I	YES	FOR	FOR
IN AN ADVISORY VOTE, OF THE COMPENSATION OF BUCKEYE'S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN OUR PROXY STATEMENT PURSUANT TO ITEM 402 OF REGULATION S-K.